Schedule of other current liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Other Current Liabilities
Advance from customers		₨ 537,002	₨ 774,673
Statutory liabilities		106,317	86,519
Other liabilities		100,113	99,458
Deferred Consideration		38,858
Total	$ 10,696	₨ 782,290	₨ 960,650